Long-Term Investment and Fair Value Measurement (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Long-Term Investment and Fair Value Measurement [Line Items]
Long-term investment	$ 15,098,846	$ 15,098,846	$ 16,098,846
Equity method investment at fair value option
Shares issued, value	2,699,200		1,575,562
Re-measurement Gain	$ 12,539,960		6,431,088	$ 6,108,872
Impairment value		(1,000,000)	(77,200)	(520,821)
Investments			1,000,000
Non-marketable investments		$ 2,600,000
Voting rights description		Each Class A share of Libra is entitled to 1 vote while each Class B share of Libra is
Ownership interest	97.27%	97.27%
Temporary impairment	$ 77,200	$ 77,200
Fair value measured on a recurring basis
Equity method investment amounted			77,200
Impairment for two investments	$ 1,520,821	1,520,821
Voting rights, description	Each Class A share of Libra is entitled to 1 vote while each Class B share of Libra is entitled to 10 votes.
Fair value measured on assets and liabilities recurring basis
Business Combination, Series of Individually Immaterial Business Combinations [Member]
Long-Term Investment and Fair Value Measurement [Line Items]
Voting interest	31.51%	31.51%
Alzheon [Member]
Long-Term Investment and Fair Value Measurement [Line Items]
Long-term investment		$ 15,098,846	16,098,846
Shares issued, value		$ 2,600,000
Alzheon [Member] | Preferred Stock [Member]
Long-Term Investment and Fair Value Measurement [Line Items]
Shares issued (in Shares)		622,600
Related Party [Member]
Long-Term Investment and Fair Value Measurement [Line Items]
Convertible note issued			15,100,000
Due from related party			961
Libra [Member]
Long-Term Investment and Fair Value Measurement [Line Items]
Ownership interest	97.27%	97.27%
Temporary impairment			77,200
Due from related party			$ 961
Alzheon, Inc. [Member]
Long-Term Investment and Fair Value Measurement [Line Items]
Long-term investment
Alzheon, Inc. [Member] | Preferred Stock [Member]
Long-Term Investment and Fair Value Measurement [Line Items]
Shares issued (in Shares)	622,600
Shares issued, value	$ 2,600,000
Previously Reported [Member]
Long-Term Investment and Fair Value Measurement [Line Items]
Impairment value		(1,000,000)		$ (500,000)
Convertible Notes Payable [Member]
Long-Term Investment and Fair Value Measurement [Line Items]
Non-marketable investments	$ 2,600,000	$ 15,100,000
Libra [Member] | Business Combination, Series of Individually Immaterial Business Combinations [Member]
Long-Term Investment and Fair Value Measurement [Line Items]
Voting interest	31.51%	31.51%